The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 50.8%
	AGGREGATE BOND — 0.8%
12,122	AB High Yield ETF	$441,362
34,179	iShares Yield Optimized Bond ETF	758,090
		1,199,452
	BROAD BASED — 0.5%
36,320	USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	702,792
	BROAD MARKET — 5.2%
33,708	Schwab Fundamental U.S. Broad Market ETF	2,210,570
16,249	Vanguard U.S. Momentum Factor ETF	2,440,600
24,075	Vanguard U.S. Quality Factor ETF	3,228,335
		7,879,505
	CONSUMER STAPLES — 2.4%
38,059	Fidelity MSCI Consumer Staples Index ETF	1,804,099
8,688	Vanguard Consumer Staples ETF	1,763,925
		3,568,024
	CONVERTIBLE — 0.0%
390	iShares Convertible Bond ETF	30,666
	CORPORATE — 13.4%
184,261	Franklin Senior Loan ETF	4,497,811
40,898	iShares High Yield Systematic Bond ETF	1,899,303
24,721	iShares Investment Grade Systematic Bond ETF	1,096,624
132,832	Principal Active High Yield ETF	2,530,503
34,049	SPDR Portfolio Intermediate Term Corporate Bond ETF	1,108,635
125,126	SPDR Portfolio Short Term Corporate Bond ETF	3,716,242
206,200	VanEck IG Floating Rate ETF	5,260,162
		20,109,280
	EMERGING MARKETS — 1.7%
33,492	Columbia EM Core ex-China ETF	1,069,064
16,475	Schwab Fundamental Emerging Markets Equity ETF	487,166
30,199	SPDR S&P Emerging Markets Dividend ETF	1,066,025
		2,622,255
	GLOBAL — 1.2%
14,398	SPDR Global Dow ETF	1,844,672
	GOVERNMENT — 1.7%
26,633	iShares 7-10 Year Treasury Bond ETF	2,494,180
	INTERNATIONAL — 2.7%
25,873	Invesco S&P International Developed Momentum ETF	1,068,555
14,182	iShares Currency Hedged MSCI EAFE Small-Cap ETF	452,945

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
20,218	Schwab Fundamental International Equity ETF	$708,236
25,346	SPDR Portfolio Developed World ex-US ETF	889,138
17,963	Vanguard FTSE Developed Markets ETF	887,731
		4,006,605
	LARGE-CAP — 9.1%
4,573	Invesco QQQ Trust Series 1	2,190,970
29,357	Schwab Fundamental U.S. Large Co. ETF	1,966,332
21,685	Schwab U.S. Large-Cap Growth ETF	2,186,715
44,179	SPDR Portfolio S&P 500 Value ETF	2,153,285
14,073	Vanguard Mega Cap ETF	2,776,462
14,669	Vanguard Value ETF - Class A	2,353,054
		13,626,818
	LONG TERM CORPORATE BOND — 1.7%
60,228	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	2,566,315
	MID-CAP — 4.7%
15,028	Invesco S&P MidCap 400 Pure Value ETF	1,678,787
26,890	Invesco S&P Midcap 400 Revenue ETF	2,952,081
21,123	Invesco S&P MidCap Momentum ETF	2,407,811
		7,038,679
	PRECIOUS METALS — 1.6%
50,255	abrdn Physical Silver Shares ETF*	1,399,099
23,280	iShares Gold Trust*	1,022,691
		2,421,790
	SMALL-CAP — 3.6%
36,058	Dimensional U.S. Small Cap ETF	2,166,365
19,664	Invesco S&P SmallCap Momentum ETF	1,180,823
36,423	JPMorgan Market Expansion Enhanced Equity ETF	2,062,999
		5,410,187
	THEMATIC — 0.5%
18,460	Global X U.S. Infrastructure Development ETF	683,389
	Total Exchange-Traded Funds
	(Cost $69,154,792)	76,204,609
	MUTUAL FUNDS — 44.6%
	AGGREGATE BOND — 7.3%
163,450	Allspring Core Plus Bond Fund - Class R6	1,815,930
511,855	DFA Diversified Fixed Income Portfolio - Class Institutional	4,683,471
255,220	Vanguard Core Bond Fund - Class Admiral	4,522,505
		11,021,906

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND BROAD MARKET — 1.2%
45,565	DFA U.S. Core Equity 1 Portfolio - Class Institutional	$1,839,896
	BLEND LARGE CAP — 3.2%
54,747	DFA U.S. Large Co. Portfolio - Class Institutional	1,982,391
33,698	Schwab S&P 500 Index Fund	2,839,354
		4,821,745
	BLEND MID CAP — 2.2%
89,728	Vanguard Strategic Equity Fund - Class Investor	3,262,525
	EMERGING MARKET STOCK — 0.5%
9,123	New World Fund, Inc. - Class F-3	731,919
	EMERGING MARKETS BOND — 6.0%
393,818	Nuveen Emerging Markets Debt Fund - Class R6	3,304,135
246,883	Vanguard Emerging Markets Bond Fund - Class Admiral	5,680,773
		8,984,908
	FOREIGN AGGREGATE BOND — 7.0%
346,929	DFA Short Duration Real Return Portfolio - Class Institutional	3,684,391
635,537	Dodge & Cox Global Bond Fund - Class I	6,793,887
		10,478,278
	FOREIGN BLEND — 3.9%
31,867	DFA International Small Co. Portfolio - Class Institutional	628,093
159,810	Dimensional Global Equity Portfolio - Class Institutional	5,302,502
		5,930,595
	FOREIGN VALUE — 2.8%
33,241	American Beacon EAM International Small Cap Fund - Class R5	612,292
33,084	DFA International Small Cap Value Portfolio - Class Institutional	738,113
31,978	DFA International Value Portfolio - Class Institutional	668,665
140,674	Dodge & Cox Global Stock Fund - Class I	2,209,992
		4,229,062
	GENERAL CORPORATE BOND — 1.6%
249,209	T Rowe Price Institutional Floating Rate Fund - Class I	2,357,522
	GROWTH BROAD MARKET — 2.4%
58,623	New Perspective Fund - Class R-6	3,660,446
	GROWTH LARGE CAP — 1.5%
35,010	Nuveen Large Cap Growth Index Fund - Class R6	2,189,905
	GROWTH SMALL CAP — 0.8%
10,753	Vanguard Explorer Fund - Class Admiral	1,148,252

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	HIGH YIELD BOND — 1.7%
262,606	American High-Income Trust - Class F-3	$2,510,511
	VALUE MID CAP — 2.5%
52,947	DFA U.S. Targeted Value Portfolio - Class Institutional	1,684,254
68,420	Vanguard Selected Value Fund - Class Investor	2,006,748
		3,691,002
	Total Mutual Funds
	(Cost $62,638,769)	66,858,472
	MONEY MARKET FUNDS — 4.0%
6,028,358	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.19%[1]	6,028,358
	Money Market Funds
	(Cost $6,028,358)	6,028,358
	TOTAL INVESTMENTS — 99.4%
	(Cost $137,821,919)	149,091,439
	Other Assets in Excess of Liabilities — 0.6%	904,610
	TOTAL NET ASSETS — 100.0%	$149,996,049

*Non-income producing security.
[1]Effective 7 day yield as of June 30, 2024.